CONTINGENCIES AND COMMITMENTS (Details 1) - Held Securities [Member] - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Third party operations
Collections	$ 175,200	$ 163,303
Assets from third parties managed by the Bank and its affiliates	1,660,804	1,586,405
Subtotal	1,836,004	1,749,708
Custody of securities
Securities held in custody	383,002	390,155
Securities held in custody deposited in other entity	760,083	687,610
Issued securities held in custody	22,046,701	18,768,572
Subtotal	23,189,786	19,846,337
Total	$ 25,025,790	$ 21,596,045